Share Purchase Warrants (Details 2)	12 Months Ended
	Jan. 31, 2024 $ / shares	Jan. 31, 2022 $ / shares
Share Purchase Warrants
Risk free interest rates	3.50%	0.72%
Volatilities	152.00%	84.00%
Market prices of common shares | (per share)	$ 0.056	$ 0.21
Expected dividends	0.00%	0.00%
Expected lives	4 years 1 month 13 days	6 months
Exercise prices | (per share)	$ 0.11	$ 1.44